SUBSEQUENT EVENTS (Details) - USD ($)	Sep. 12, 2023	Jun. 30, 2023	Mar. 21, 2023	Mar. 20, 2023	Mar. 06, 2023	Mar. 05, 2023	Dec. 31, 2022	May 25, 2022	May 11, 2022
SUBSEQUENT EVENTS
Authorized share capital		$ 60,000
Ordinary shares, shares authorized		6,250,000	6,250,000		37,500,000	31,250,000	6,250,000	31,250,000
Ordinary shares, par value (in dollars per share)		$ 0.0096	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0005
Subsequent event
SUBSEQUENT EVENTS
Authorized share capital	$ 9,600,000
Ordinary shares, shares authorized	1,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0096